Assets pledged and collateral	6 Months Ended
Jun. 30, 2014
Assets pledged and collateral
28 Assets pledged and collateral

The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.

Assets pledged

end of	2Q14	4Q13
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	146,633	142,952
of which encumbered	93,046	92,300

Collateral

The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Collateral

end of	2Q14	4Q13
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	385,554	359,517
of which sold or repledged	288,640	267,896